PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited)
1
Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 94.7%
Australia : 0.5%
7,008
Anglogold Ashanti PLC
$ 597,522
0.5
Brazil : 2.1%
69,900  B3 SA - Brasil Bolsa
Balcao
197,344
0.2
173,400  Caixa Seguridade
Participacoes S/A
523,008
0.4
68,700  MBRF Global Foods Co.
SA
250,200
0.2
8,000
Porto Seguro SA
70,006
0.0
41,700
(1)
Rede D'Or Sao Luiz SA
370,217
0.3
139,100
TIM SA/Brazil
653,564
0.5
25,400
Totvs SA
205,042
0.2
48,100
Ultrapar Participacoes SA
198,695
0.2
7,100
Vale SA - Foreign
89,531
0.1
2,557,607
2.1
Chile : 0.2%
342,789
Enel Americas SA
33,234
0.1
1,793,096
Enel Chile SA
139,093
0.1
172,327
0.2
China : 28.9%
24,500  AAC Technologies
Holdings, Inc.
115,935
0.1
11,000
Airtac International Group
317,291
0.3
169,700  Alibaba Group Holding
Ltd.
3,338,815
2.8
78,000  Aluminum Corp. of China
Ltd. - Class H
105,498
0.1
398,000  AviChina Industry &
Technology Co. Ltd. -
Class H
198,844
0.2
19,500  Bank of Beijing Co. Ltd. -
Class A
15,646
0.0
75,000  Bank of China Ltd. -
Class H
45,189
0.0
164,600  Bank of Shanghai Co.
Ltd. - Class A
229,720
0.2
68,000  Beijing Enterprises
Holdings Ltd.
297,646
0.3
49,400
(1)
BOC Aviation Ltd.
450,751
0.4
57,000
BYD Co. Ltd. - Class H
716,368
0.6
53,500  BYD Electronic
International Co. Ltd.
229,115
0.2
129,700  Changjiang Securities
Co. Ltd. - Class A
146,064
0.1
618,000  China CITIC Bank Corp.
Ltd. - Class H
570,028
0.5
624,000  China Communications
Services Corp. Ltd. -
Class H
390,936
0.3
165,000  China Construction Bank
Corp. - Class H
173,828
0.1
36,000  China Hongqiao Group
Ltd.
143,494
0.1
70,400
(1)(2)
China International
Capital Corp. Ltd. - Class
H
171,442
0.1
147,000  China Mengniu Dairy Co.
Ltd.
284,623
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
24,000  China National Building
Material Co. Ltd. - Class
H
$ 16,158
0.0
74,881  China Railway Signal &
Communication Corp.
Ltd. - Class A
55,077
0.0
668,500
(1)
China Resources
Pharmaceutical Group
Ltd.
411,803
0.3
159,700  China State Construction
Engineering Corp. Ltd. -
Class A
117,478
0.1
56,000  China State Construction
International Holdings
Ltd.
66,861
0.1
277,200
(1)
China Tower Corp. Ltd. -
Class H
438,844
0.4
140,600  China XD Electric Co.
Ltd. - Class A
166,134
0.1
469,000  Chongqing Rural
Commercial Bank Co.
Ltd. - Class H
378,301
0.3
210,000  CMOC Group Ltd. - Class
H
438,321
0.4
4,700  Contemporary Amperex
Technology Co. Ltd. -
Class H
287,102
0.2
26,800  Dong-E-E-Jiao Co. Ltd. -
Class A
179,155
0.2
103,700  Dongfang Electric Corp.
Ltd. - Class A
315,442
0.3
429,000
Far East Horizon Ltd.
439,102
0.4
544,000
Fosun International Ltd.
340,122
0.3
36,200  GF Securities Co. Ltd. -
Class A
108,457
0.1
19,200
(1)
Giant Biogene Holding
Co. Ltd.
89,534
0.1
150,600  Goldwind Science &
Technology Co. Ltd. -
Class A
329,092
0.3
131,000  Great Wall Motor Co. Ltd.
- Class H
253,047
0.2
198,000  Guangdong Investment
Ltd.
190,412
0.2
5,107
H World Group Ltd., ADR
235,433
0.2
36,000
(1)
Hansoh Pharmaceutical
Group Co. Ltd.
186,646
0.2
13,700  Hengtong Optic-electric
Co. Ltd. - Class A
38,513
0.0
108,600
(1)
Huatai Securities Co. Ltd.
- Class H
256,072
0.2
974,592  Industrial & Commercial
Bank of China Ltd. -
Class H
807,956
0.7
129,900  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
247,397
0.2
28,002
JD.com, Inc. - Class A
418,883
0.4
74,900  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
168,238
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
14,407
Kanzhun Ltd., ADR
$ 318,395
0.3
65,400
Kingsoft Corp. Ltd.
241,718
0.2
384,000
Kunlun Energy Co. Ltd.
366,777
0.3
600  Kweichow Moutai Co.
Ltd. - Class A
123,188
0.1
76,000
Lenovo Group Ltd.
95,175
0.1
4,900  Luxshare Precision
Industry Co. Ltd. - Class
A
40,361
0.0
183,500
(1)
Meitu, Inc.
203,788
0.2
24,500  Midea Group Co. Ltd. -
Class H
279,418
0.2
21,200  MINISO Group Holding
Ltd.
106,299
0.1
82,100  NARI Technology Co. Ltd.
- Class A
257,756
0.2
20,800
NetEase, Inc.
575,391
0.5
29,800  New Oriental Education &
Technology Group, Inc.
153,276
0.1
6,800  Ningbo Deye Technology
Co. Ltd. - Class A
78,069
0.1
3,686
(3)
PDD Holdings, Inc., ADR
427,871
0.4
626,000  People's Insurance Co.
Group of China Ltd. -
Class H
568,508
0.5
260,000  PICC Property & Casualty
Co. Ltd. - Class H
591,364
0.5
138,000  Ping An Insurance Group
Co. of China Ltd. - Class
H
1,009,943
0.8
8,200
(1)
Pop Mart International
Group Ltd.
237,968
0.2
11,591  Qifu Technology, Inc.,
ADR
226,372
0.2
59,300  SAIC Motor Corp. Ltd. -
Class A
125,840
0.1
82,200  Sany Heavy Industry Co.
Ltd. - Class A
236,519
0.2
60,400  Satellite Chemical Co.
Ltd. - Class A
144,580
0.1
4,100  Seres Group Co. Ltd. -
Class A
73,257
0.1
408,000  Shandong Nanshan
Aluminum Co. Ltd. -
Class A
272,284
0.2
6,800  Shanghai Allist
Pharmaceuticals Co. Ltd.
- Class A
94,718
0.1
8,400  Shanghai Putailai New
Energy Technology Co.
Ltd. - Class A
31,745
0.0
147,400  SooChow Securities Co.
Ltd. - Class A
186,304
0.2
179,400  TCL Technology Group
Corp. - Class A
103,887
0.1
80,200
Tencent Holdings Ltd.
6,336,726
5.3
9,917  Tencent Music
Entertainment Group,
ADR
182,969
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
14,000  Tingyi Cayman Islands
Holding Corp.
$ 21,489
0.0
111,600  Tongcheng Travel
Holdings Ltd.
315,010
0.3
287,000  TravelSky Technology
Ltd. - Class H
389,212
0.3
2,300
Trip.com Group Ltd.
160,290
0.1
7,488  Vipshop Holdings Ltd.,
ADR
147,064
0.1
154,000  Weichai Power Co. Ltd. -
Class H
382,547
0.3
15,700  Western Mining Co. Ltd.
- Class A
51,244
0.0
19,600
(1)
WuXi AppTec Co. Ltd. -
Class H
256,085
0.2
187,374  Xiamen C & D, Inc. -
Class A
263,357
0.2
201,200
(1)(3)
Xiaomi Corp. - Class B
1,069,525
0.9
150,000
(1)
Yadea Group Holdings
Ltd.
238,059
0.2
48,600  Yealink Network
Technology Corp. Ltd. -
Class A
232,593
0.2
68,200  Yintai Gold Co. Ltd. -
Class A
205,254
0.2
70,100  Yunnan Yuntianhua Co.
Ltd. - Class A
307,425
0.3
36,500  Zhaojin Mining Industry
Co. Ltd. - Class H
136,845
0.1
43,800  Zhejiang China
Commodities City Group
Co. Ltd. - Class A
102,218
0.1
55,600  Zhejiang Chint Electrics
Co. Ltd. - Class A
221,281
0.2
196,900  Zhejiang Longsheng
Group Co. Ltd. - Class A
291,659
0.2
9,600  Zhejiang NHU Co. Ltd. -
Class A
33,109
0.0
79,200  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
393,159
0.3
144,000  Zijin Mining Group Co.
Ltd. - Class H
572,627
0.5
14,200
ZTE Corp. - Class H
57,610
0.0
34,458,941
28.9
Colombia : 0.1%
15,490  Interconexion Electrica
SA ESP
103,098
0.1
Greece : 1.5%
82,851
Alpha Bank SA
338,258
0.3
99,384  Eurobank Ergasias
Services and Holdings SA
393,639
0.3
18,247  National Bank of Greece
SA
285,927
0.2
13,841
OPAP SA
282,884
0.2
65,259  Piraeus Financial
Holdings SA
535,712
0.5
1,836,420
1.5
Hungary : 0.5%
2,557
OTP Bank Nyrt
266,164
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hungary (continued)
12,415
Richter Gedeon Nyrt
$ 367,746
0.3
633,910
0.5
India : 14.8%
3,444
ABB India Ltd.
199,630
0.2
264
APL Apollo Tubes Ltd.
5,086
0.0
39,558
Bank of Baroda
128,553
0.1
133,483
Bharat Electronics Ltd.
617,046
0.5
90,904  Bharat Heavy Electricals
Ltd.
296,597
0.3
90,114  Bharat Petroleum Corp.
Ltd.
362,958
0.3
10,172
BSE Ltd.
331,565
0.3
13,978  CG Power & Industrial
Solutions Ltd.
105,387
0.1
6,536
Cipla Ltd./India
112,064
0.1
5,604
Coforge Ltd.
65,241
0.1
14,618  Coromandel International
Ltd.
390,341
0.3
7,834
Cummins India Ltd.
393,299
0.3
187,827
GAIL India Ltd.
371,193
0.3
11,557  Godrej Consumer
Products Ltd.
148,312
0.1
11,739
Havells India Ltd.
189,405
0.2
35,689
HCL Technologies Ltd.
650,311
0.5
15,258
(1)
HDFC Asset
Management Co. Ltd.
456,781
0.4
6,115
HDFC Bank Ltd.
69,100
0.1
8,100  Hindustan Aeronautics
Ltd.
412,462
0.3
466
Hitachi Energy India Ltd.
115,299
0.1
82,261
ICICI Bank Ltd.
1,280,996
1.1
295,256
Indian Oil Corp. Ltd.
535,498
0.5
16,582
Info Edge India Ltd.
247,467
0.2
60,390
Infosys Ltd.
1,059,592
0.9
33,017
ITC Ltd.
149,613
0.1
4,980
Larsen & Toubro Ltd.
227,037
0.2
6,031
(1)
LTIMindtree Ltd.
412,851
0.3
6,861
Lupin Ltd.
160,169
0.1
10,659
Mphasis Ltd.
336,253
0.3
3,425
Muthoot Finance Ltd.
143,631
0.1
290,947
NHPC Ltd.
250,440
0.2
136,128  Oil & Natural Gas Corp.
Ltd.
371,393
0.3
3,622  Oracle Financial Services
Software Ltd. - Class 1
329,881
0.3
4,508
Persistent Systems Ltd.
321,645
0.3
17,554
Pidilite Industries Ltd.
288,833
0.2
3,957
Polycab India Ltd.
331,386
0.3
94,526
Power Finance Corp. Ltd.
384,705
0.3
177,055  Power Grid Corp. of India
Ltd.
535,882
0.5
115,895
REC Ltd.
469,690
0.4
42,112
Reliance Industries Ltd.
740,870
0.6
2,422
Solar Industries India Ltd.
360,203
0.3
15,073  Sun Pharmaceutical
Industries Ltd.
309,195
0.3
278,972
(3)
Suzlon Energy Ltd.
169,219
0.1
21,834  Tata Consultancy
Services Ltd.
769,075
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
178
Tata Elxsi Ltd.
$ 10,295
0.0
6,755
Tata Steel Ltd.
12,722
0.0
27,320
Tech Mahindra Ltd.
465,367
0.4
3,900  Torrent Pharmaceuticals
Ltd.
162,252
0.1
8,100
United Spirits Ltd.
131,451
0.1
42,270
UPL Ltd.
359,721
0.3
79,083
Vedanta Ltd.
466,721
0.4
170,192
Wipro Ltd.
476,863
0.4
17,691,546
14.8
Indonesia : 0.6%
299,400
Bank Central Asia Tbk PT
149,089
0.1
263,100  Indofood Sukses Makmur
Tbk PT
116,181
0.1
3,629,100
Kalbe Farma Tbk PT
261,873
0.2
1,539,100  Sumber Alfaria Trijaya
Tbk PT
166,536
0.2
693,679
0.6
Kuwait : 0.1%
49,576  Mobile
Telecommunications Co.
KSCP
83,986
0.1
Luxembourg : 0.2%
8,593
Reinet Investments SCA
290,765
0.2
Malaysia : 1.8%
339,700
AMMB Holdings Bhd
489,519
0.4
226,900  CIMB Group Holdings
Bhd
420,398
0.3
42,800
Hong Leong Bank Bhd
219,036
0.2
134,500
Malayan Banking Bhd
322,695
0.3
658,600
(1)
MR DIY Group M Bhd
240,831
0.2
251,600
RHB Bank Bhd
423,331
0.4
2,115,810
1.8
Mexico : 1.4%
369,700
Alfa SAB de CV - Class A
290,693
0.3
360,378  Fibra Uno Administracion
SA de CV
528,919
0.4
12,900  Fomento Economico
Mexicano SAB de CV
123,742
0.1
14,500  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
438,534
0.4
29,400  Grupo Financiero Banorte
SAB de CV - Class O
282,996
0.2
1,664,884
1.4
Peru : 0.4%
1,931
Credicorp Ltd.
496,673
0.4
Philippines : 0.3%
263,900
Ayala Land, Inc.
91,675
0.1
33,020  Bank of the Philippine
Islands
65,595
0.0
36,700
BDO Unibank, Inc.
82,041
0.1
6,580
SM Investments Corp.
83,028
0.1
322,339
0.3
Poland : 1.1%
2,909  Bank Polska Kasa Opieki
SA
159,611
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Poland (continued)
13,926  Polski Koncern Naftowy
ORLEN SA
$ 358,600
0.3
19,560  Powszechna Kasa
Oszczednosci Bank
Polski SA
414,737
0.4
19,975  Powszechny Zaklad
Ubezpieczen SA
344,430
0.3
1,277,378
1.1
Qatar : 1.5%
478,152
Barwa Real Estate Co.
337,130
0.3
111,396
Ooredoo QPSC
390,452
0.3
57,449  Qatar Electricity & Water
Co. QSC
233,835
0.2
15,913
Qatar Islamic Bank SAQ
101,637
0.1
133,215  Qatar National Bank
QPSC
662,233
0.6
1,725,287
1.5
Romania : 0.0%
5,785
NEPI Rockcastle NV
49,559
0.0
Russia : —%
354,185
(2)(3)
Alrosa PJSC
—
—
10,144,776
(2)(3)
Inter RAO UES PJSC
—
—
15,442
(2)(3)
Lukoil PJSC
—
—
9,459
(2)(3)
Magnit PJSC
—
—
116,758
(2)(3)
Mobile TeleSystems
PJSC
—
—
4,585
(2)(3)
Severstal PAO
—
—
130,134
(2)(3)
Surgutneftegas PJSC
—
—
125,422
(2)(3)
Tatneft PJSC
—
—
—
—
Saudi Arabia : 2.8%
99,423
Arab National Bank
587,992
0.5
47,761
Banque Saudi Fransi
209,382
0.2
1,959  Bupa Arabia for
Cooperative Insurance
Co.
76,779
0.1
2,713  Co. for Cooperative
Insurance
87,144
0.1
20,624
Etihad Etisalat Co.
345,768
0.3
2,387  Mouwasat Medical
Services Co.
44,164
0.0
5,432
Nahdi Medical Co.
143,919
0.1
28,686
Riyad Bank
197,317
0.2
36,583
Saudi Awwal Bank
298,913
0.3
18,796  Saudi Basic Industries
Corp.
276,320
0.2
35,340
Saudi Investment Bank
122,139
0.1
89,518
Saudi National Bank
881,069
0.7
4,751  Yanbu National
Petrochemical Co.
38,590
0.0
3,309,496
2.8
South Africa : 2.3%
48,506
Absa Group Ltd.
590,922
0.5
2,390
Bid Corp. Ltd.
57,056
0.0
18,473
Gold Fields Ltd.
781,066
0.7
25,920  Harmony Gold Mining
Co. Ltd.
506,653
0.4
9,760
Naspers Ltd. - Class N
610,590
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
11,648
Shoprite Holdings Ltd.
$ 186,902
0.2
2,733,189
2.3
South Korea : 12.3%
2,931
Amorepacific Corp.
248,276
0.2
4,185
DB Insurance Co. Ltd.
355,433
0.3
7,108  Hana Financial Group,
Inc.
452,246
0.4
25  Hanwha Aerospace Co.
Ltd.
14,512
0.0
3,109
HD Hyundai Co. Ltd.
416,479
0.4
654  HD Hyundai Electric Co.
Ltd.
346,468
0.3
816  HD Hyundai Heavy
Industries Co. Ltd.
297,732
0.3
1,700  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
474,871
0.4
718
Hyundai Mobis Co. Ltd.
151,400
0.1
381
Hyundai Rotem Co. Ltd.
45,627
0.0
8,394
KB Financial Group, Inc.
716,048
0.6
7,398
Kia Corp.
574,821
0.5
13,118  Korea Electric Power
Corp.
471,730
0.4
1,434  Korea Investment
Holdings Co. Ltd.
156,787
0.1
1,550
LG Chem Ltd.
394,986
0.3
4,181
LG Corp.
224,633
0.2
333
LG Electronics, Inc.
19,433
0.0
37,148
LG Uplus Corp.
380,409
0.3
74
LIG Nex1 Co. Ltd.
19,337
0.0
1,652
NAVER Corp.
275,074
0.2
39,706  NH Investment &
Securities Co. Ltd.
559,273
0.5
2,316  Orion Corp./Republic of
Korea
166,565
0.1
1,435
POSCO Holdings, Inc.
302,823
0.3
59,139  Samsung Electronics Co.
Ltd.
4,061,836
3.4
24  Samsung Fire & Marine
Insurance Co. Ltd.
7,858
0.0
1,277
Samsung SDS Co. Ltd.
146,598
0.1
12,070  Shinhan Financial Group
Co. Ltd.
645,166
0.5
6,468
SK Hynix, Inc.
2,342,834
2.0
978
SK, Inc.
177,009
0.2
14,687  Woori Financial Group,
Inc.
266,065
0.2
14,712,329
12.3
Taiwan : 18.5%
10,000
Accton Technology Corp.
327,618
0.3
16,000
Advantech Co. Ltd.
147,155
0.1
2,000
Alchip Technologies Ltd.
211,458
0.2
4,000
Asustek Computer, Inc.
76,763
0.1
50,000  Catcher Technology Co.
Ltd.
320,296
0.3
24,000
China Airlines Ltd.
14,707
0.0
322,000
Compal Electronics, Inc.
301,811
0.2
38,000
Delta Electronics, Inc.
1,132,798
0.9

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
6,000  eMemory Technology,
Inc.
$ 392,896
0.3
424,000  Far Eastern New Century
Corp.
381,320
0.3
10,200
Fortune Electric Co. Ltd.
228,290
0.2
191,000  Hon Hai Precision
Industry Co. Ltd.
1,376,334
1.2
9,000  International Games
System Co. Ltd.
213,355
0.2
2,000
King Slide Works Co. Ltd.
243,952
0.2
24,000
Lite-On Technology Corp.
121,942
0.1
7,000
MediaTek, Inc.
311,941
0.3
121,000  Micro-Star International
Co. Ltd.
415,347
0.3
19,975
PharmaEssentia Corp.
328,861
0.3
52,000  President Chain Store
Corp.
397,327
0.3
31,000  Synnex Technology
International Corp.
62,181
0.0
301,962  Taiwan Semiconductor
Manufacturing Co. Ltd.
13,922,375
11.7
26,000  Uni-President Enterprises
Corp.
63,442
0.1
7,000  Voltronic Power
Technology Corp.
259,697
0.2
180,000
WPG Holdings Ltd.
392,338
0.3
94,000  Zhen Ding Technology
Holding Ltd.
436,946
0.4
22,081,150
18.5
Thailand : 1.6%
16,500  Advanced Info Service
PCL
157,710
0.1
123,200  Charoen Pokphand
Foods PCL
77,816
0.1
14,000
CP ALL PCL - Foreign
18,858
0.0
308,000
CP AXTRA PCL
155,539
0.1
29,100  Delta Electronics
Thailand PCL
183,230
0.1
55,372
(3)
Gulf Development PCL
70,264
0.1
57,900  Kasikornbank PCL
- Foreign
335,756
0.3
144,300
Krung Thai Bank PCL
123,438
0.1
491,200
Minor International PCL
336,561
0.3
123,000
SCB X PCL - Foreign
497,220
0.4
1,956,392
1.6
United Arab Emirates : 1.2%
188,226
Aldar Properties PJSC
417,884
0.3
266,803  Dubai Electricity & Water
Authority PJSC
198,374
0.2
47,247  Emaar Development
PJSC
189,162
0.1
184,252
Emaar Properties PJSC
667,570
0.6
1,472,990
1.2
Total Common Stock
(Cost $85,047,864)
113,037,277
94.7
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.6%
34,574  iShares MSCI Emerging
Markets ETF
$ 1,878,060
1.6
Total Exchange-Traded
Funds
(Cost $1,669,696)
1,878,060
1.6
PREFERRED STOCK : 2.6%
Brazil : 2.6%
45,400
Axia Energia
572,322
0.5
49,900  Banco Bradesco SA -
Preference Shares
184,536
0.2
140,500
Gerdau SA
504,582
0.4
140,410
Itau Unibanco Holding SA
1,094,797
0.9
119,575
Petroleo Brasileiro SA
710,123
0.6
3,066,360
2.6
Total Preferred Stock
(Cost $2,102,121)
3,066,360
2.6
Total Long-Term
Investments
(Cost $88,819,681)
117,981,697
98.9
SHORT-TERM INVESTMENTS : 0.8%
Mutual Funds : 0.8%
981,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.880%
(Cost $981,000) $ 981,000 0.8
Total Short-Term
Investments
(Cost $981,000)
981,000
0.8
Total Investments in
Securities
(Cost $89,800,681) $ 118,962,697 99.7
Assets in Excess of
Other Liabilities 331,129 0.3
Net Assets $ 119,293,826 100.0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Non-income producing security.
(4)
Rate shown is the 7-day yield as of November 30, 2025.

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 28.5%
Financials 21.2
Industrials 9.5
Communication Services 9.0
Consumer Discretionary 8.5
Materials 6.8
Utilities 3.2
Energy 3.1
Consumer Staples 2.9
Health Care 2.7
Real Estate 1.9
Exchange-Traded Funds 1.6
Short-Term Investments 0.8
Assets in Excess of Other Liabilities 0.3
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 597,522 $ — $ 597,522
Brazil 2,557,607 — — 2,557,607
Chile 172,327 — — 172,327
China 2,425,128 31,862,371 171,442 34,458,941
Colombia 103,098 — — 103,098
Greece — 1,836,420 — 1,836,420
Hungary 367,746 266,164 — 633,910
India 131,451 17,560,095 — 17,691,546
Indonesia — 693,679 — 693,679
Kuwait 83,986 — — 83,986
Luxembourg 290,765 — — 290,765
Malaysia — 2,115,810 — 2,115,810
Mexico 1,664,884 — — 1,664,884
Peru 496,673 — — 496,673
Philippines 148,623 173,716 — 322,339
Poland — 1,277,378 — 1,277,378
Qatar 896,068 829,219 — 1,725,287
Romania 49,559 — — 49,559
Russia — — — —
Saudi Arabia 363,464 2,946,032 — 3,309,496
South Africa 57,056 2,676,133 — 2,733,189
South Korea 388,267 14,324,062 — 14,712,329
Taiwan — 22,081,150 — 22,081,150
Thailand — 1,956,392 — 1,956,392
United Arab Emirates — 1,472,990 — 1,472,990
Total Common Stock 10,196,702 102,669,133 171,442 113,037,277
Exchange-Traded Funds 1,878,060 — — 1,878,060
Preferred Stock 3,066,360 — — 3,066,360
Short-Term Investments 981,000 — — 981,000
Total Investments, at fair value $ 16,122,122 $ 102,669,133 $ 171,442 $ 118,962,697
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (163,913) $ — $ (163,913)
Total Liabilities $ — $ (163,913) $ — $ (163,913)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
At November 30, 2025, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI
Emerging Markets ETF
JPMorgan Chase
Bank N.A. Call 12/05/25 USD 56.270 220,615 USD 11,983,807 $ 174,463 $ (2,376)
iShares MSCI
Emerging Markets ETF
Royal Bank of
Canada Call 12/19/25 USD 53.630 218,456 USD 11,866,530 121,505 (161,537)
$ 295,968 $ (163,913)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 36,085,941
Gross Unrealized Depreciation (6,923,925)
Net Unrealized Appreciation $ 29,162,016